Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Security	Dec. 31, 2013 Security	Dec. 31, 2012
Fair value
Less than or equal to one year, Fair value	$ 3,246	$ 7,959
More than one year, Fair value	3,726	1,412
Total Fair value	6,972	9,371
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	48	363	18
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	193	189	243
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	241	552	261
Number of securities
Less than or equal to one year number of securities	242	574
More than one year number of securities	352	242
Number of securities	594	816
Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value			1,152
More than one year, Fair value			1,626
Total Fair value			2,778
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year			18
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year			243
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total			261
Number of securities
Less than or equal to one year number of securities			108
More than one year number of securities			282
Number of securities			390
Fixed maturity securities [Member] | Corporate public securities [Member]
Fair value
Less than or equal to one year, Fair value	2,116	4,889	710
More than one year, Fair value	2,127	442	150
Total Fair value	4,243	5,331	860
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	28	256	11
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	71	39	22
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	99	295	33
Number of securities
Less than or equal to one year number of securities	159	346	68
More than one year number of securities	130	34	10
Number of securities	289	380	78
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Fair value
Less than or equal to one year, Fair value	239	725	89
More than one year, Fair value	565	604	1,029
Total Fair value	804	1,329	1,118
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	4	16	2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	43	63	104
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	47	79	106
Number of securities
Less than or equal to one year number of securities	31	70	12
More than one year number of securities	134	148	190
Number of securities	165	218	202
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Fair value
Less than or equal to one year, Fair value	392	507	27
More than one year, Fair value	362	144	163
Total Fair value	754	651	190
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	2	6	1
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	63	71	86
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	65	77	87
Number of securities
Less than or equal to one year number of securities	22	32	5
More than one year number of securities	42	40	46
Number of securities	64	72	51
Fixed maturity securities [Member] | Other [Member]
Fair value
Less than or equal to one year, Fair value	499	1,838	326
More than one year, Fair value	672	222	284
Total Fair value	1,171	2,060	610
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	14	85	4
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	16	16	31
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	$ 30	$ 101	$ 35
Number of securities
Less than or equal to one year number of securities	30	126	23
More than one year number of securities	46	20	36
Number of securities	76	146	59